Shares	12 Months Ended
Dec. 31, 2017
Shares
Shares

Note 15. Shares

Venantius AB (being wound down) is domiciled in Stockholm, Sweden, and is wholly owned by SEK. The net profit for the year amounts to Skr 10 million (2016: Skr 0 million; 2015: Skr 1 million).

Shares in subsidiaries	December 31, 2017		December 31, 2016
Skr mn	Book value	Number of shares	Book value	Number of shares
Venantius AB (reg no 556449-5116)	24	5,000,500	17	5,000,500